Short-term Bank Deposits and Restricted Deposits (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Short-Term Bank Loans

	Interest rates and final maturity	2019	2020
RMB denominated bank loans	Fixed interest rates are 1.85% (2019: 2.15% to 3.92%) per annum with maturity through 2021 (2019: maturity through 2020)	5,564	740